Trade and Other payables and Other Current Liabilities (Details) - Schedule of trade and other payables and other current liabilities - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Schedule Of Trade And Other Payables And Other Current Liabilities Abstract
Trade payable – third parties		$ 2,060,856	$ 675,227
Accrued salaries and bonus		515,758	262,396
Other payables, accrued customer claims, cash loss and shortage	[1]	57,381	91,098
Trade and other payables		2,633,995	1,028,721
Output VAT and other taxes payable		118,125	95,348
Accrued Expenses		522,059	572,157
Payroll Payable		979,027	936,080
Other Payables		289,494	177,850
Deferred revenue		568,664	43,200
Other current liabilities		$ 2,477,369	$ 1,824,635

[1]	Includes a provision for penalty for failure to meet certain performance indicators as stipulated in certain customer contracts for approximately $19,300 and $5,900 respectively.